S000057728 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar International Equity Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	1.30%	15.57%	(15.37%)	7.38%	8.99%	22.91%